Class A Ordinary Shares Subject to Possible Redemption (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Summary of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Condensed Consolidated Balance Sheet
The Class A ordinary shares subject to possible redemption reflected on the balance sheets is reconciled on the following table:

Class A ordinary shares subject to possible redemption as of December 31, 2021	$375,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	5,260,382
Class A ordinary shares subject to possible redemption as of December 31, 2022	380,260,382
Redemption	(334,239,331)
Increase in redemption value of Class A ordinary shares subject to possible redemption	1,426,033
Class A ordinary shares subject to possible redemption as of March 31, 2023	$47,447,084

The Class A ordinary shares subject to possible redemption reflected on the balance sheets is reconciled on the following table:

Gross proceeds received from Initial Public Offering	$375,000,000
Less:
Fair value of Public Warrants at issuance	(7,312,500)
Offering costs allocated to Class A ordinary shares	(20,898,264)
Plus:
Accretion on Class A ordinary shares to redemption value	28,210,764

Class A ordinary shares subject to possible redemption as of December 31, 2021	375,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	5,260,382

Class A ordinary shares subject to possible redemption as of December 31, 2022	$380,260,382